Summary of accounting policies	6 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Summary of accounting policies

1. Summary of accounting policies:

Description of business—

Nomura Holdings, Inc. (“Company”) and its broker-dealer, banking and other financial services subsidiaries provide investment, financing and related services to individual, institutional and government clients on a global basis. The Company and other entities in which it has a controlling financial interest are collectively referred to as “Nomura” within these consolidated financial statements.

Nomura operates its business through various divisions based upon the nature of specific products and services, its main client base and its management structure. Nomura reports operating results through three business segments: Retail, Asset Management and Wholesale.

In its Retail segment, Nomura provides investment consultation services mainly to individual clients in Japan. In its Asset Management segment, Nomura develops and manages investment trusts, and provides investment advisory services. In its Wholesale segment, Nomura engages in the sales and trading of debt and equity securities, derivatives, and currencies on a global basis, and provides investment banking services such as the underwriting of debt and equity securities as well as mergers and acquisitions and financial advice.

The accounting and financial reporting policies of Nomura conform to U. S. generally accepted accounting principles (“U. S. GAAP”) as applicable to broker dealers. A summary of the significant accounting policies applied by Nomura within these interim consolidated financial statements is provided within in the notes to the consolidated financial statements of Nomura’s annual report on Form 20-F for the year ended March 31, 2018 as filed on June 25, 2018.

New accounting pronouncements recently adopted—

No new accounting pronouncements relevant to Nomura were adopted during the three months ended September 30, 2018.

The following table presents a summary of new accounting pronouncements relevant to Nomura which have been adopted during the three months ended June 30, 2018:

Pronouncement	Summary of new guidance	Actual adoption date and method of adoption	Effect on these consolidated statements
ASU 2014-09, “Revenue from Contracts with Customers”(1)

•  Replaces existing revenue recognition guidance in ASC 605 “Revenue Recognition” and certain industry-specific revenue recognition guidance with a new prescriptive model for recognition of revenue for services provided to customers.

•  Introduces specific guidance for the treatment of variable consideration, non-cash consideration, significant financing arrangements and amounts payable to the customer.

•  Revises existing guidance for principal-versus-agency determination.

•  Requires revenue recognition and measurement principles to be applied to sales of nonfinancial and in substance nonfinancial assets to noncustomers.

•  Specifies the accounting for costs to obtain or fulfill a customer contract.

•  Requires extensive new footnote disclosures around nature and type of revenue from services provided to customers.

Modified retrospective adoption from April 1, 2018.

¥1,564 million adjustment to Retained earnings, ¥517 million adjustment to Payables to other than customers,

¥1,750 million adjustment to Other long-term assets, and ¥703 million to Deferred tax assets due to change in timing of recognition of revenues from sales of certain investment funds upon adoption on April 1, 2018. Other transitional changes were not significant.(2)

ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments” and ASU 2016-18, “Restricted Cash”

•  Amends the classification of certain cash receipts and cash payments in the statement of cash flows.

•  Requires movements in restricted cash and restricted cash equivalents to be presented as part of cash and cash equivalents in the statement of cash flows.

•  Requires new disclosures on the nature and amount of restricted cash and restricted cash equivalents.

		Full retrospective adoption from April 1, 2018.	¥445 million of restricted cash and restricted cash equivalents are now presented with cash and cash equivalents in the statements of cash flows during the half year ended September 30, 2018 and similar reclassifications have been made in comparative periods presented. See the reconciliation table provided with the statements of cash flows for further details.

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2017-07, “Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost”

•  Clarifies the service cost component of net periodic pension cost to be reported in the same income statement line item as compensation costs arising from other services.

•  Clarifies only the service cost component is eligible for capitalization as an asset when applicable.

		Full retrospective adoption from April 1, 2018.	¥541 million reclassification from Compensation and benefits to Other expenses. Impacts on comparative periods presented were immaterial.

(1)

As subsequently amended by ASU 2015-14 “Revenue from Contracts with Customers—Deferral of the Effective Date”, ASU 2016-08 “Revenue from Contracts with Customers—Principal versus Agent Considerations”, ASU 2016-10 “Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing” and certain other Accounting Standard Updates.

(2)	See Note 4 “Revenue from services provided to customers” for new disclosures of revenues from services have been made and for further details of the impact of adoption of the new guidance.

In addition, Nomura changed its accounting policy for derivative transactions as follows.

Nomura collects and remits cash margin between institutional investors and central clearing houses in its execution and clearing services of exchange-traded derivative transactions. Cash margin remitted to central clearing houses was reflected on Nomura’s consolidated balance sheets. However, with effect from April 1, 2018, revisiting nature of the transactions, Nomura has revised its accounting policy for when such balances are recognized on Nomura’s consolidated group balance sheet and as a result, certain cash margin amounts as well as an equivalent amount reflecting the obligation to return such amounts to clients are no longer recognized on the balance sheet if certain criteria are met. Nomura has restated previously reported amounts of Receivables from other than customers decreased by ¥237.0 billion and Payables to other than customers decreased by ¥237.0 billion, respectively, to conform to the current presentation.

Daily variation margin for certain derivative transactions traded in Japan was reflected on Nomura’s consolidated balance sheets. However, from April 1, 2018, Nomura changed its accounting policy as a result of amendment of the rules of a specific central clearing house and daily variation margin and related derivative assets and liabilities are no longer recognized on the balance sheet. Nomura has restated previously reported amounts of Trading assets decreased by ¥4.9 billion, Receivables from other than customers decreased by ¥5.5 billion and Trading liabilities decreased by ¥10.4 billion respectively to conform to the current presentation.

Future accounting developments—

The following table presents a summary of new authoritative accounting pronouncements relevant to Nomura which will be adopted on or after April 1, 2019 and which may have a material impact on these financial statements:

Pronouncement	Summary of new guidance	Expected adoption date and method of adoption	Effect on these consolidated statements
ASU 2016-02, “Leases”(1)

•  Replaces ASC 840 “Leases”, the current guidance on lease accounting, and revised the definition of a lease.

•  Requires all lessees to recognize a right of use asset and corresponding lease liability on balance sheet.

•  Lessor accounting is largely unchanged from current guidance.

•  Simplifies the accounting for sale leaseback and “build-to-suit” leases.

•  Requires extensive new qualitative and quantitative footnote disclosures on lease arrangements.

		Modified retrospective adoption from April 1, 2019.(2)(3)	Currently evaluating the potential impact however a gross up of Nomura’s balance sheet is expected on adoption date and in subsequent reporting periods.

ASU 2016-13, “Measurement of Credit Losses on Financial Instruments”

•  Introduces a new model for recognition and measurement of credit losses against certain financial instruments such as loans, debt securities and receivables which are not carried at fair value with changes in fair value recognized through earnings. The model also applies to off balance sheet credit exposures such as written loan commitments, standby letters of credit and issued financial guarantees not accounted for as insurance, which are not carried at fair value through earnings.

•  The new model based on lifetime current expected credit losses (CECL) measurement, to be recognized at the time an in-scope instrument is originated, acquired or issued.

•  Replaces existing incurred credit losses model under current GAAP.

•  Requires enhanced qualitative and quantitative disclosures around credit risk, the methodology used to estimate and monitor expected credit losses and changes in estimates of expected credit losses.

		Modified retrospective adoption from April 1, 2020.(3)	Currently evaluating the potential impact but an overall increase in allowances for credit losses are expected to be recognized which will impact earnings in subsequent reporting periods.

(1)

As subsequently amended by ASU 2018-01 “Land Easement Practical Expedient for Transition to Topic 842”, ASU 2018-10 “Codification Improvements to Topic 842, Leases”, and ASU 2018-11 “Leases (Topic 842): Targeted Improvements.”

(2)	Nomura plans to use certain practical expedients permitted by ASC 842 including adopting the new requirements through a cumulative-effect adjustment to retained earnings on adoption date.
(3)	Unless Nomura early adopts which is considered unlikely as of the date of these consolidated financial statements.